Agreements - Additional Information (Details)	Dec. 06, 2024
Agreements [Line Items]
Percentage of management fee for annual rate	1.50%
Percentage of incentive fee payment	15.00%
Incentive fee rate	15.00%
Percentage of applicable class of fund	100.00%
Hurdle rate	5.00%
Maximum [Member]
Agreements [Line Items]
Percentage of incentive and shareholder servicing fee	3.50%
Investment Management Agreement [Member]
Agreements [Line Items]
Percentage of payment for investment management	1.50%